Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 9,923.3		$ 8,521.9
Work in process	53,362.2		33,330.8
Raw materials	7,143.8		4,012.2
Supplies and spare parts	3,451.4		2,817.3
Inventories, total	$ 73,880.7	$ 2,492.6	$ 48,682.2